UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09781

Wireless Fund

(Exact name of registrant as specified in charter)

480 N. Magnolia Avenue, Suite 103, El Cajon,  Ca  92130

 (Address of principal executive offices)           (Zip code)

Ross C. Provence

480 N. Magnolia Avenue, Suite 103, El Cajon,  Ca  92130

(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: March 31, 2003

Date of reporting period: March 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Wireless Fund

Annual Report

March 31, 2003

[Graphic Omitted]

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Letter To Shareholders, May 2003

The general malaise in the economy and in the high-tech sector in particular has been especially difficult on the wireless industry.  The good news is that although the last several years have been tough for telecommunications companies and the wireless industry, we sincerely feel that the worst is behind us and that the potential long-term growth in the wireless industry has never been stronger.  Over the last several years we have focused our efforts on leading wireless companies that are at the forefront of the wireless revolution.

Looking back on our annual report in 2002 we mentioned that, “Wi-Fi, the high-bandwidth, short-range wireless 802.11b protocol that has taken root in corporate environments, shows promise”.  Indeed, only a year later, WiFi has started to change the way people are living their mobile lives.  What is Wi-Fi? It's a radio signal that beams Internet connections from access points to computers equipped with Wi-Fi receptors.  If you haven’t visited a Starbucks lately, take a stroll down to your neighborhood java shop and find out how easy it is to get out of the office with your laptop and surf across a wireless wonderland at speeds reaching a full T1 connection.  Now, the real question we all need to consider is who is going to benefit from this first step into the wireless evolution of laptops and coffee shops?  The answer is clear, and the revolution is starting to evolve.  As more and more people spend time accessing the internet and seeing the real benefits that the wireless revolution is starting to release, there grows an insatiable appetite for better and faster services.  Clearly, better and faster represents technology upgrades that will drive leading wireless companies and component manufacturers to profitable business.  Let talk about a few of the top holdings in the Wireless Fund.

Texas Instruments (NYSE: TXN)  -  Texas Instruments is one the world's biggest semiconductor makers and dominates the market for wireless chips. Over half the wireless telephones sold worldwide use chips manufactured by Texas Instruments.

Qualcomm (Nasdaq: QCOM) -  Qualcomm owns most of the patents to CDMA, or Code Division Multiple Access.  It licenses its technology and provides more than 90 percent of the chips for CDMA phones.  Qualcomm has managed to outperform its peers and post profits on the strength of its CDMA technology, the dominant wireless technology in U.S. networks and the second most-common phone technology in the world.

Nortel Networks (NYSE: NT) is an industry leader and innovator focused on transforming how the world communicates and exchanges information. The Company is supplying its service provider and enterprise customers with communications technology and infrastructure to enable value-added IP data, voice and multimedia services on Wireless Networks.

UTStarcom (Nasdaq: UTSI) UTStarcom is best known for equipment used to build hybrid networks that function like cellular systems, but rely on a city's existing telephone lines to send and receive calls. They are a low-cost alternative to nationwide mobile phone systems and are capitalizing on a buying spree of Chinese telephone carriers which are aggressively building local wireless phone networks.

2003 Annual Report  1

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Fund Discussion

As I write this letter to the shareholder, I know that it has been a long and difficult road over the last three years.  As a shareholder and manager of the Fund, I understand the excitement around the wireless industry, yet see the disappointment of the returns the markets have dealt us over the last several years.   Once again our investment focus continues to identify wireless companies poised to benefit most from emerging trends in the wireless industry.

For the 12 month period ended March 31, 2003, Wireless Fund posted a total return of -43.74%.  For comparative purposes, both the S&P 500 Index and the Nasdaq Composite Index were down 24.76% and 26.96% over the same period.

At the end of the period communications equipment represented the largest percentage of the portfolio at 38.19%.  UTStarcom (Nasdaq: UTSI) continued to be the largest holding in the Fund at 8.55%.  With deployments in China, Taiwan, Vietnam, and soon to be in the United States, UTStarcom dominated the worldwide Personal Access System (“PAS”) market in 2002.  Introduced in China as a supplement to fixed-line systems, UTStarcom's PAS technology holds more than 60 percent of the country's market share for the sector. Marketed as a low-cost investment option for wireless local telephone service, the PAS system features advanced voice and data services within a flexible network architecture that can be seamlessly integrated with future 3G and broadband technologies.  Qualcomm (Nasdaq: QCOM) and Nokia (NYSE: NOK) brought up the second and third spots in the portfolio at 7.54% and 7.34%, respectively.  Both companies continue to be dominant players in the wireless space.

Semiconductors represented the second largest percentage of the portfolio at 31.76%.  Texas Instruments (NYSE: TXN) was the largest holding in the semiconductor category at 5.87%.  Texas Instruments said its sales grew 23 percent between the first quarter of last year and the first quarter of 2003, and predicts growth in sales of computer chips for advanced mobile phones, consumer devices and high-speed Internet.

The large scale rollout of third-generation (3G) wireless networks has still not materialized, and the

2003 Annual Report  2

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potential revenues for wireless-equipment vendors may continue to be several years off.  In the long run, wireless-infrastructure manufacturers should benefit as carriers across the globe deploy the large number of base stations needed to meet the demands of second-generation and third-generation users.  According to Ericsson (Nasdaq: ERICY not a holding of the Fund as of 3/31/03), the number of wireless subscribers worldwide is expected to double within five years.  If this is the case, the market opportunity for wireless-equipment vendors could be substantial.  With wireless companies trading at historic lows, we once again continue to hold leaders of the wireless revolution.

Sincerely,

Jeffrey R. Provence

The Value of a $10,000 Investment In Wireless Fund From April 3, 2000 to March 31, 2003 As Compared To The Nasdaq And The Standard & Poor’s 500 Index
[LINE GRAPH OMITTED, PLOT POINTS FOLLOW]
Month	Wireless Fund $ Amount	S&P 500 Index $ Amount	Nasdaq Index $ Amount
4/3/2000	10,000	10,000	10,000
6/30/2000	9,635	9,734	8,677
9/30/2000	9,420	9,640	8,038
12/31/2000	5,520	8,886	5,410
3/31/2001	2,960	7,833	4,033
6/30/2001	3,295	8,291	4,740
9/30/2001	2,020	7,074	3,290
12/31/2001	2,525	7,830	4,285
3/31/2002	2,035	7,852	4,058
6/30/2002	1,310	6,801	3,221
9/30/2002	930	5,626	2,583
12/31/2002	1,130	6,100	2,946
3/31/2003	1,145	5,909	2,964

Average annual total returns for period ended 3/31/03

3/31/03 NAV $2.29

	1 Year	Since Inception (4/3/00)
Wireless Fund	-43.74%	-51.63%
Nasdaq**	-26.96%	-33.33%
Standard & Poor’s 500 Index***	-24.76%	-16.09%

*Total return includes change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.

**The Nasdaq Composite (Nasdaq) is a capitalization-weighted index of all common stocks listed on Nasdaq and is an unmanaged group of stocks whose composition is different from the Fund.

***The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

Past Performance Does Not Guarantee Future Results.  Investment Return And Principal Value Will Fluctuate So That Shares, When Redeemed, May Be Worth More Or Less Than Their Original Cost.

2003 Annual Report  3

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Schedule of Investments - Wireless Fund

March 31, 2003

Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Circuit Boards
18,300	Flextronics International, Ltd.*	$ 159,576	3.45%

Communications Equipment
4,700	Catapult Communications Corp. *	29,845
12,680	Comverse Technology, Inc.*	143,411
12,000	Comtech Telecommunications Corp.*	156,000
5,000	Interdigital Communications Corp.*	113,150
24,251	Nokia Corp. ADR	339,756
103,000	Nortel Networks Corp. *	214,240
9,700	QUALCOMM, Inc.	349,200
3,500	Spectralink Corp.*	25,655
19,800	UT Starcom, Inc.*	395,802
		1,767,059	38.19%

Communications Services
13,500	Metro One Communications, Inc.*	67,230	1.45%

Computer Hardware
1,000	Palm, Inc.*	9,990	0.22%

Computer Networks
19,100	Brocade Communications Systems, Inc.*	93,208	2.01%

Computer Peripheral Equipment, NEC
12,700	Cisco Systems Inc.*	163,830
21,500	EMC Corporation*	155,445
		319,275	6.90%

Electronic Instruments and Controls
11,300	Kopin Corporation*	56,952
29,000	Wireless Facilities, Inc.*	167,910
		224,862	4.86%

Prepackaged Software
13,000	Oracle Corp.*	141,050	3.05%

Semiconductors and Related Services
7,500	Analog Devices, Inc.*	206,250
24,000	Applied Micro Circuits Corp.*	78,240
7,450	Broadcom Corp. Class A*	92,008
6,700	Cree, Inc.*	124,084
10,400	Intel Corp.	169,312
10,300	Intersil Corporation Corp. Class A*	160,268
19,200	PMC Sierra, Inc. *	114,240
15,700	RF Micro Devices, Inc.*	94,357
16,200	Skyworks Solutions, Inc. *	100,926
16,600	Texas Instruments, Inc.	271,742
119,000	TranSwitch Corp.*	58,310
		1,469,737	31.76%

Software and Programming
5,900	Amdocs Limited*	78,352
6,300	BEA Systems, Inc.*	63,882
8,630	Check Point Software Tech.*	124,876
29,500	Openwave Systems, Inc. *	41,890
		309,000	6.68%

Total for Common Stock		4,560,987	98.57%

Cash and Equivalents
74,670	First American Treasury Obligation Fund Cl S .95% **	74,670	1.61%

	Total Investments	4,635,657	100.18%
	(Identified Cost -$ 12,456,304)

	Liabilities in Excess of Other Assets	(8,484)	-0.18%

	Net Assets	$ 4,627,173	100.00%

* Non-Income producing securities.

** Variable rate security; the coupon rate shown represents the rate at March 31, 2003.

The accompanying notes are an integral part of the financial statements.

2003 Annual Report  4

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Statement of Assets and Liabilities - Wireless Fund

March 31, 2003

Assets:
Investment Securities at Market Value	$ 4,635,657
(Identified Cost -$ 12,456,304)
Cash	3,554
Receivables:
Shareholder Purchases	3,010
Dividends and Interest	6,289
Total Assets	4,648,510
Liabilities
Advisory Fees Payable	7,789
Payable for Shareholder Redemptions	13,548
Total Liabilities	21,337
Net Assets	$ 4,627,173
Net Assets Consist of:
Capital Paid In	33,671,352
Realized Gain (Loss) on Investments – Net	(21,223,532)
Unrealized Depreciation in Value
of Investments Based on Identified Cost – Net	(7,820,647)
Net Assets, for 2,024,826 Shares Outstanding	$ 4,627,173
Net Asset Value and Redemption Price
Per Share ($4,627,173/2,024,826 shares)	$ 2.29

Statement of Operations
For the year ended March 31, 2003
Investment Income:
Dividends	$ 14,926
Interest	906
Total Investment Income	15,832
Expenses: (Note 3)
Management Fees	103,374
Total Expenses	103,374

Net Investment Loss	(87,542)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	(1,619,524)
Unrealized Appreciation (Depreciation) on Investments	(2,009,751)
Net Realized and Unrealized Gain (Loss) on Investments	(3,629,275)

Net Increase (Decrease) in Net Assets from Operations	$ (3,716,817)

The accompanying notes are an integral part of the financial statements.

2003 Annual Report  5

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Statement of Changes in Net Assets - Wireless Fund

	4/1/2002	4/1/2001
	to	To
	3/31/2003	3/31/2002
From Operations:
Net Investment Loss	$ (87,542)	$ (171,527)
Net Realized Gain (Loss) on Investments	(1,619,524)	(4,256,113)
Net Unrealized Appreciation (Depreciation)	(2,009,751)	984,236
Increase (Decrease) in Net Assets from Operations	(3,716,817)	(3,443,404)
From Capital Share Transactions:
Proceeds From Sale of Shares	1,292,609	4,569,645
Shares Issued on Reinvestment of Dividends	0	0
Cost of Shares Redeemed	(1,320,337)	(3,273,597)
Net Increase (Decrease) from Shareholder Activity	(27,728)	1,296,048

Net Increase (Decrease) in Net Assets	(3,744,545)	(2,147,356)

Net Assets at Beginning of Period	8,371,718	10,519,074
Net Assets at End of Period	$ 4,627,173	$ 8,371,718

Share Transactions:
Issued	475,515	885,432
Reinvested	-	-
Redeemed	(507,977)	(603,570)
Net increase (decrease) in shares	(32,462)	281,862
Shares outstanding beginning of period	2,057,288	1,775,426
Shares outstanding end of period	2,024,826	2,057,288

Financial Highlights
Selected data for a share outstanding throughout the period:	4/1/2002	4/1/2001	4/3/2000**
	to	To	to
	3/31/2003	3/31/2002	3/31/2001
Net Asset Value -
Beginning of Period	$ 4.07	$ 5.92	$ 20.00
Net Investment Income/(Loss)	(0.04)	(0.09)	(0.23)
Net Gains or Losses on Securities
(realized and unrealized)	(1.74)	(1.76)	(13.85)
Total from Investment Operations	(1.78)	(1.85)	(14.08)
Net Asset Value -
End of Period	$ 2.29	$ 4.07	$ 5.92
Total Return	(43.74)%	(31.25)%	(70.40)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	4,627	8,372	10,519

Ratio of Expenses to Average Net Assets	1.95%	1.95%	1.95%	*
Ratio of Net Income to Average Net Assets	-1.67%	-1.70%	-1.60%	*
Portfolio Turnover Rate	20.08%	50.52%	247.88%	*

* Annualized
** commencement of operations.

The accompanying notes are an integral part of the financial statements.

2003 Annual Report  6

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Notes To Financial Statements - Wireless Fund

March 31, 2003

1.)  ORGANIZATION

Wireless Fund (the"Fund") is a non-diversified series of the Wireless Trust (the "Trust"), a management investment company.  The Trust was organized in Massachusetts as a business trust on January 13, 2000 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies.  At present, there is only one series authorized by the Trust.  The Fund's primary investment objective is to seek long-term growth of capital.  Significant accounting policies of the Fund are presented below:

2.)  SIGNIFICANT ACCOUNTING POLICIES SECURITY VALUATION:

The Fund, under normal market conditions, invests a least 80% of its assets in the securities of companies engaged in the development, production, or distribution of wireless related products or services.  The investments in securities are carried at market value.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities will be valued on the basis of the bid price at the close of each business day.  Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.

SECURITY TRANSACTION TIMING:

Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Interest income is recorded as earned.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

INCOME TAXES:

It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

OTHER:

Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

2003 Annual Report  7

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Notes to the Financial Statements - continued

3.)

  INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with Value Trend Capital Management LP. ("the Adviser"), and a sub-advisory agreement with Berkshire Capital Holdings, Inc.  The Fund is authorized to pay the Adviser a fee equal to an annual average rate of 1.95% for investment adviser services. The Adviser is responsible for paying the sub-adviser.  As a result of the above calculation, for the year ended March 31, 2003, the Adviser and sub-adviser received management fees totaling $103,374.

Value Trend Capital Management pays all operating expenses of the Fund with the exception of taxes, interest, brokerage commissions and extraordinary expenses.

4.)

  RELATED PARTY TRANSACTIONS

Control persons of Value Trend Capital Management, LP. also serve as directors/officers of the Fund.  These individuals receive benefits from the Adviser resulting from management fees paid to the Adviser of the Fund.

5.)  CAPITAL STOCK

The Trust is authorized to issue an unlimited number of shares without par value. Paid in capital at March 31, 2003 was $33,671,352 representing 2,024,826 shares outstanding.

6.)

  PURCHASES AND SALES OF SECURITIES

For the year ended March 31, 2003, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $1,199,618 and $1,053,217 respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

7.)

  SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of investments owned at March 31, 2003 was $12,979,196. The difference between book cost and tax cost consist of wash sales in the amount of $522,892.

At March 31, 2002, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation

(Depreciation)

Net Appreciation (Depreciation)

190,234

(8,952,982)

(8,762,748)

8.)  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2003, Charles Schwab & Co. Inc. held for the benefit of others, in aggregate, more than 35% of the Wireless Fund.

9.)  LOSS CARRYFORWARDS

At March 31, 2003, the Fund had available for federal tax purposes an unused capital loss carryforward of $20,281,431, of which $14,791,823 expires in 2009, $4,289,293 expires in 2010, and $1,200,315 expires in 2011. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders. The Fund elected to defer post-October losses of $419,209.

10.)  DISTRIBUTION TO SHAREHOLDERS

There were no distributions paid during the fiscal year 2003 and 2002.

As of March 31, 2003 the components of distributable earnings / (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/ (accumulated losses)

$                        0

Undistributed long-term capital gain/ (accumulated losses)

(20,281,431)

Unrealized appreciation/ (depreciation)

(8,762,748)

$     (29,044,179)

The difference between book basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales and post-October losses.

2003 Annual Report  8

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McCurdy & Associates

27955 Clemens Road

CPA’s, Inc.

Westlake, Ohio 44145-1121

Certified Public Accountants

Phone: (440) 835-8500

Fax: (440) 835-1093

Independent Auditor’s Report

To The Shareholders and

Board of Trustees

Wireless Fund

We have audited the accompanying statement of assets and liabilities of the Wireless Fund, including the schedule of portfolio investments as of March 31, 2003,  and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the two years in the period then ended and for the period from April 3, 2000 (commencement of operations) to March 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of investments and cash held as of March 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wireless Fund as of March 31, 2003, the results of its operations for the year then ended,  the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from April 3, 2000 (commencement of operations) to March 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

/s/ McCurdy & Associates CPA’s, Inc.

McCurdy & Associates CPA's, Inc.

Westlake, Ohio  44145

April 24, 2003

2003 Annual Report  9

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TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust.  The names of the Trustees and executive officers of the Trust are shown below.  For more information regarding the Trustees, please refer to the Statement of Additional Information, which is available upon request by calling 1-800-590-0898.  Each Trustee serves until the Trustee sooner dies, resigns, retires or is removed.

The trustees and officers of the Trust and their principal business activities during the past five years are:

Interested Trustees and Officers

Name, Address, and Age	Position(s) with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios In Fund Complex Overseen By Trustee	Other Directorships Held By Trustee or Officer
Ross C. Provence*, (64) 480 North Magnolia Ave., Suite 103, El Cajon, California 92020	Trustee and President	Indefinite Term; Since 2000	General Partner and Portfolio Manager for Value Trend Capital Management, LP (1995 to current). Estate planning attorney (1963 to current).	1	Blue Chip Investor Fund
Bradley J. DeHaven*, (37) 9528 Blossom Valley Rd. El Cajon, California 92021	Trustee And Vice President	Indefinite Term; Since 2000	Owner of DeHaven Enterprises (1991 to current).	1	None
Jeffrey R. Provence*, (33) 480 North Magnolia Ave., Suite 103, El Cajon, California 92020	Trustee, Secretary, and Treasurer	Indefinite Term; Since 2000	General Partner and Portfolio Manager for Value Trend Capital Management, LP (1995 to current). CEO, Premier Fund Solutions, Inc. (2001 to current).	1	Blue Chip Investor Fund, Private Asset Management Funds

* Trustees who are considered "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Investment Adviser.

Independent Trustees

Name, Address, and Age	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios In Fund Complex Overseen By Trustee	Other Directorships Held By Trustee or Officer
Thomas H. Addis III (57) 12312 A Paseo Lucido San Diego, CA 92128	Independent Trustee	Indefinite Term; Since 2000	President, Medallion Golf Management (1999 to current).	1	None
George Cossolias, CPA, (67) 9455 Ridgehaven Court, Suite 101, San Diego, California 92123	Independent Trustee	Indefinite Term; Since 2000	Owner of George Cossolias & Company, CPAs (1972 to current). President of Lubrication Specialists, Inc. (1996 to current).	1	Blue Chip Investor Fund

2003 Annual Report  10

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Board of Trustees

Thomas H. Addis III

George Cossolias, CPA

Bradley J. DeHaven

Jeffrey R. Provence

Ross C. Provence

Investment Adviser

Value Trend Capital Management, LP

480 North Magnolia Avenue, Suite 103

El Cajon, CA 92020

Sub-Adviser

Berkshire Capital Holdings, Inc.

475 Milan Drive, Suite 103

San Jose, CA 95134

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd., Suite C

Brecksville, OH 44141

Custodian

U.S. Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH  45201

Independent Auditors

McCurdy & Associates CPA's, Inc.

27955 Clemens Rd.

Westlake, OH 44145

This report is provided for the general information of the shareholders of the Wireless Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2.  Code of Ethics.  Not applicable.

Item 3.  Audit Committee Financial Expert. Not applicable.

Item 4.  Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Reserved.

Item 9.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of May 28, 2003 [within 90 days of filing date of this Form N-CSR], the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal controls or in other factors that could affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.  Exhibits.

(a) Not applicable.

(b) Certifications required by Item 10(b) of Form N-CSR are filed herewith.

[File the exhibits listed below as part of this Form.  Letter or number the exhibits in the sequence indicated.

(a)

Annual reports only:  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.  (registrant may file the Code of Ethics, or state in the annual report that 1) the Code is available on website (give address) or 2) state that the Code is available on request without change, and explain how to request a copy.  This Exhibit is named “EX-99.CODE ETH” for EDGAR filing.].

(b)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).  This Exhibit is named “EX-99.CERT” for EDGAR filing.]

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wireless Fund

By /s/ Ross C. Provence

     Ross C. Provence

     President and Trustee

Date June 10, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Ross C. Provence

     Ross C. Provence

     President and Trustee

Date June 10, 2003

By /s/ Jeffrey R. Provence

     Jeffrey R. Provence

     Chief Financial Officer and Trustee

Date June 10, 2003